Contract liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities
21	Contract liabilities
See accounting policy in note 36(C).
Contract liabilities represents
non-refundable
consideration received from customers before the Group recognizes the related revenue. Such consideration is recognized as contract liabilities until the performance obligation is fulfilled or the likelihood of having to fulfil the performance obligation is remote and it is highly probable that a significant reversal of revenue will not occur.

	2022 $	2021 $
Contract liabilities	5,674,290	9,587,245

Movement in contract liabilities is as follows:

	2022 $	2021 $
At January 1	9,587,245	7,054,586
Revenue recognised	(5,904,877)	(3,204,988)
Additions from acquisition (note 3 3 (C))	416,307	—
Receipt from customers upon entering sales contracts	1,575,615	5,737,647

At December 31	5,674,290	9,587,245

At December 31, 2022 and 2021, except for the amount of $2,500,370 and $5,915,231, respectively, which is expected to be recognized as revenue within one year, the remaining amount will be recognized as revenue when the performance obligations are fulfilled, which may be after one year from the end of the reporting period.